Goodwill and Other Intangibles	6 Months Ended
Jun. 30, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

12. GOODWILL AND OTHER INTANGIBLES

Changes in the carrying amount of goodwill for the six months ended June 30, 2015 are as follows (in millions):

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at December 31, 2014	$1,662	$595	$61	$5	$161	$2,484
Impact of foreign exchange	(6)	(3)	(3)	—	(6)	(18)
Balance at June 30, 2015	$1,656	$592	$58	$5	$155	$2,466

As of June 30, 2015 and December 31, 2014, the Company’s other intangible assets and related accumulated amortization consisted of the following:

	June 30, 2015				December 31, 2014
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer Networks	15	$285	$136	$149	$285	$131	$154
Patents, concessions and licenses and other	5-25	1,648	1,266	382	1,701	1,281	420
		1,933	1,402	531	1,986	1,412	574
Other intangible assets not subject to amortization:
Trademarks		276	—	276	276	—	276
Total other intangible assets		$2,209	$1,402	$807	$2,262	$1,412	$850

CNH Industrial recorded amortization expense of $30 million and $25 million for the three months ended June 30, 2015 and 2014, and $54 million and $52 million for the six months ended June 30, 2015 and 2014, respectively.